SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2015
Selected Statement Of Income Data [Abstract]
Selected Statement Of Income Data [Text Block]
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2013	2014	2015

Total costs	$8,419	$9,017	$8,735
Less - capitalized software costs	(4,713)	(4,267)	(3,847)

Research and development, net	$3,706	$4,750	$4,888

b.	Financial income (expenses), net:

Interest income net of bank charges	$(170)	$(156)	$64
Interest expenses related to liabilities in connection with acquisitions	(407)	(152)	-
Interest income from marketable securities, net of amortization of premium on marketable securities	46	91	231
Loss arising from foreign currency translation and other	(153)	(1,569)	(980)

Financial income(expenses), net	$(684)	$(1,786)	$(685)